Incentive Compensation Plans - Summary Time-Vesting and Exit-Vesting Option Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award option outstanding, beginning balance	6,647,249
Award option outstanding, granted	2,001,544
Award option outstanding, exercised	0
Award option outstanding, expired	0
Award option outstanding, forfeited	(1,660,390)
Award option outstanding, ending balance	6,988,403	6,647,249
Award option outstanding, exercisable	$ 3,119,299
Weighted average exercise price, beginning balance	$ 18.99
Weighted average exercise price, Granted	18.99
Weighted average exercise price, Forfeited	18.99
Weighted average exercise price, ending balance	18.99	$ 18.99
Weighted average exercise price, exercisable	$ 18.99
Weighted average remaining contractual term, granted	9 years 2 months 12 days
Weighted average remaining contractual term	8 years	8 years 10 months 24 days
Weighted average remaining contractual term exercisable	8 years
Aggregate intrinsic value	$ 11,058,000
Aggregate intrinsic value, exercisable	$ 4,936,000
Exit Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award option outstanding, beginning balance	6,639,286
Award option outstanding, granted	1,980,056
Award option outstanding, exercised	0
Award option outstanding, expired	0
Award option outstanding, forfeited	(2,114,798)
Award option outstanding, ending balance	6,504,544	6,639,286
Weighted average exercise price, beginning balance	$ 18.99
Weighted average exercise price, Granted	18.99
Weighted average exercise price, Forfeited	18.99
Weighted average exercise price, ending balance	$ 18.99	$ 18.99
Weighted average remaining contractual term, granted	9 years 2 months 12 days
Weighted average remaining contractual term	8 years	8 years 10 months 24 days
Weighted average remaining contractual term exercisable	0 years
Aggregate intrinsic value	$ 10,292,000